Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 4,057	$ 2,064	$ 1,830
Accounts receivable, net of allowance for doubtful accounts	2,219	2,606	2,206
Inventories	7,510	2,710	2,474
Prepaid expenses	394	454	414
Other current assets	1,252	414	627
Total current assets	15,432	8,248	7,551
Noncurrent assets
Deferred income tax assets	3,296
Deferred tax credits	692	847	1,311
Property, plant and equipment net of accumulated depreciation	782	886	2,426
Intangible assets, net of accumulated amortization	1	5	9
Operating lease right-of-use assets	1,379	1,776	2,050
Other noncurrent assets	77	82	86
Total noncurrent assets	6,227	3,596	5,882
TOTAL ASSETS	21,659	11,844	13,433
Current Liabilities
Accounts payable	6,735	7,256	6,734
Indebtedness to related parties, current	3,374
Current portion of obligations under operating lease liabilities	324	320	356
Income tax payable	47	3
Other current liabilities	148	180	594
Total current liabilities	10,628	7,759	7,834
Noncurrent liabilities
Bonds, mortgages and other long-term debt	1,489
Operating lease liabilities, noncurrent	988	1,456	1,694
Indebtedness to related parties, noncurrent	7,946	15,617	12,263
Employee benefit plan obligation	396	575	1,015
Total noncurrent liabilities	10,819	17,648	14,972
TOTAL LIABILITIES	21,447	25,407	22,806
SHAREHOLDERS' EQUITY
Common stock	1,955	1,772	1,772
Additional paid-in capital	14,926	7,258	6,755
Accumulated other comprehensive income / (loss)	775	621	487
Accumulated deficit	(17,444)	(23,214)	(18,387)
Total shareholders' equity	212	(13,563)	(9,373)
TOTAL LIABILITIES AND EQUITY	$ 21,659	11,844	13,433
Deferred revenue, current			$ 150